CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues	$ 6,910,000	$ 6,277,000		$ 23,732,000	$ 19,468,000		$ 34,748,000	$ 23,268,000	$ 18,318,000
Operating expenses:
Research and development	13,189,000	9,925,000		35,445,000	28,207,000		39,232,000	24,796,000	13,208,000
General and administrative	5,582,000	3,697,000		14,697,000	12,603,000		16,947,000	10,225,000	8,651,000
Amortization of intangibles	3,256,000	3,278,000		9,774,000	9,740,000		12,968,000	11,800,000	10,304,000
Other operating expense (income), net	(208,000)	(817,000)		(486,000)	(546,000)		1,210,000	2,070,000	(818,000)
Total operating expenses	21,819,000	16,083,000		59,430,000	50,004,000		70,357,000	48,891,000	31,345,000
Loss from operations	(14,909,000)	(9,806,000)		(35,698,000)	(30,536,000)		(35,609,000)	(25,623,000)	(13,027,000)
Other income (expense):
Total other income							1,259,000	1,895,000	0
Interest expense	0	0		0	(6,000)		(7,000)	(5,000)	0
Other income, net							1,266,000	1,900,000	0
Loss before income tax	(14,909,000)	(9,806,000)		(35,698,000)	(30,542,000)		(34,350,000)	(23,728,000)	(13,027,000)
Income tax benefit (expense)	2,313,000	1,916,000		6,544,000	6,572,000		7,308,000	6,171,000	(562,000)
Net loss	(12,596,000)	(7,890,000)		(29,154,000)	(23,970,000)		(27,042,000)	(17,557,000)	(13,589,000)
Service [Member]
Revenues:
Revenues	4,928,000	4,877,000		14,922,000	14,254,000		20,084,000	11,883,000	5,568,000
License And Milestone Revenue [Member]
Revenues:
Revenues	1,400,000	1,400,000		7,826,000	5,214,000		$ 14,664,000	$ 11,385,000	$ 12,750,000
Royalty [Member]
Revenues:
Revenues	582,000	0		984,000	$ 0
Avista Public Acquisition Corp. II [Member]
Operating expenses:
Formation and operating costs	2,344,863	170,579	$ 180,550	8,744,341		$ 516,442
Loss from operations	(2,344,863)	(170,579)	(180,550)	(8,744,341)
Other income (expense):
Gain on investments held in Trust Account	1,090,543	0	0	1,438,875
Change in fair value of Forward Purchase and Backstop Securities	(1,212,110)	0	0	(1,147,120)
Net loss	(2,466,430)	(170,579)	(180,550)	(8,452,586)		$ (516,442)
Deemed dividend - Forward Purchase and Backstop Securities	0	0	0	(225,000)
Net loss attributable to ordinary shareholders	$ (2,466,430)	$ (170,579)	$ (180,550)	$ (8,677,586)
Class A ordinary shares | Avista Public Acquisition Corp. II [Member]
Other income (expense):
Weighted average shares outstanding, basic	23,000,000	12,250,000	4,755,274	23,000,000		9,857,143
Weighted average shares outstanding, diluted	23,000,000	12,250,000	4,755,274	23,000,000		9,857,143
Basic net loss per ordinary share	$ (0.09)	$ (0.01)	$ (0.02)	$ (0.29)		$ (0.03)
Diluted net loss per ordinary share	$ (0.09)	$ (0.01)	$ (0.02)	$ (0.29)		$ (0.03)
Common Class B [Member] | Avista Public Acquisition Corp. II [Member]
Other income (expense):
Weighted average shares outstanding, basic	5,750,000	5,399,457	5,155,063	5,750,000		5,321,429
Weighted average shares outstanding, diluted	5,750,000	5,399,457	5,155,063	5,750,000		5,321,429
Basic net loss per ordinary share	$ (0.09)	$ (0.01)	$ (0.02)	$ (0.29)		$ (0.03)
Diluted net loss per ordinary share	$ (0.09)	$ (0.01)	$ (0.02)	$ (0.29)		$ (0.03)